Debt (Total LTD) (Details) $ in Millions, $ in Millions			12 Months Ended
	Aug. 30, 2018 CAD ($)	Aug. 30, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Maturity			Feb. 01, 2021
Commercial paper			$ 1,175	$ 862	$ 955	$ 760
Total debt, gross			13,515		11,739
Net unamortized discount and debt issuance costs			(946)		(911)
Total			12,569		10,828
Less: Current portion of long-term debt			1,184		2,080
Total long-term debt			11,385		8,748
LTD other disclosures
Loss on debt repayment	$ 10	$ 8
Accounts receivable securitization [Member]
Debt Instrument [Line Items]
Total debt, gross			0		421
Capital lease obligations [Member]
Debt Instrument [Line Items]
Total debt, gross			29		158
Notes and debentures [Member]
Debt Instrument [Line Items]
Total debt, gross			$ 12,311		10,205
Canadian National series, 5.55% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			5.55%	5.55%
Term of Issuance			10 years
Maturity			May 15, 2018
Total debt, gross			$ 0	$ 0	409	325
Canadian National series, 6.80% 20-year notes [Member]
Debt Instrument [Line Items]
Interest rate			6.80%	6.80%
Term of Issuance			20 years
Maturity			Jul. 15, 2018
Total debt, gross			$ 0	$ 0	251	200
Canadian National series, 5.55% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			5.55%	5.55%
Term of Issuance			10 years
Maturity			Mar. 01, 2019
Total debt, gross			$ 0	$ 550	692	550
LTD other disclosures
Repayments of debt	$ 720	$ 558
Canadian National series, 2.40% 2-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.40%	2.40%
Term of Issuance			2 years
Maturity			Feb. 03, 2020
Total debt, gross			$ 409	$ 300	0	0
Canadian National series, 2.75% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.75%	2.75%
Term of Issuance			7 years
Maturity			Feb. 18, 2021
Total debt, gross			$ 250		250
Canadian National series, 2.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.85%	2.85%
Term of Issuance			10 years
Maturity			Dec. 15, 2021
Total debt, gross			$ 546	$ 400	503	400
Canadian National series, 2.25% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.25%	2.25%
Term of Issuance			10 years
Maturity			Nov. 15, 2022
Total debt, gross			$ 341	$ 250	314	250
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate			7.63%	7.63%
Term of Issuance			30 years
Maturity			May 15, 2023
Total debt, gross			$ 205	$ 150	189	150
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.95%	2.95%
Term of Issuance			10 years
Maturity			Nov. 21, 2024
Total debt, gross			$ 477	$ 350	440	350
Canadian National series, 2.80% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.80%	2.80%
Term of Issuance			10 years
Maturity			Sep. 22, 2025
Total debt, gross			$ 350		350
Canadian National series, 2.75% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			2.75%	2.75%
Term of Issuance			10 years
Maturity			Mar. 01, 2026
Total debt, gross			$ 682	$ 500	629	500
Canadian National series, 6.90% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			6.90%	6.90%
Term of Issuance			30 years
Maturity			Jul. 15, 2028
Total debt, gross			$ 648	$ 475	597	475
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.20%	3.20%
Term of Issuance			10 years
Maturity			Jul. 31, 2028
Total debt, gross			$ 350		0
Canadian National series, 7.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate			7.38%	7.38%
Term of Issuance			30 years
Maturity			Oct. 15, 2031
Total debt, gross			$ 273	$ 200	251	200
Canadian National series, 6.25% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			6.25%	6.25%
Term of Issuance			30 years
Maturity			Aug. 01, 2034
Total debt, gross			$ 682	$ 500	629	500
Canadian National series, 6.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			6.20%	6.20%
Term of Issuance			30 years
Maturity			Jun. 01, 2036
Total debt, gross			$ 614	$ 450	566	450
Canadian National series, 6.71% Puttable Reset Securities PURS [Member]
Debt Instrument [Line Items]
Interest rate			6.71%	6.71%
Maturity			Jul. 15, 2036
Total debt, gross			$ 341	$ 250	314	250
Canadian National series, 6.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate			6.38%	6.38%
Term of Issuance			30 years
Maturity			Nov. 15, 2037
Total debt, gross			$ 409	$ 300	377	300
Canadian National series, 3.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.50%	3.50%
Term of Issuance			30 years
Maturity			Nov. 15, 2042
Total debt, gross			$ 341	$ 250	314	250
Canadian National series, 4.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			4.50%	4.50%
Term of Issuance			30 years
Maturity			Nov. 07, 2043
Total debt, gross			$ 341	$ 250	314	250
Canadian National series, 3.95% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.95%	3.95%
Term of Issuance			30 years
Maturity			Sep. 22, 2045
Total debt, gross			$ 400		400
Canadian National series, 3.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.20%	3.20%
Term of Issuance			30 years
Maturity			Aug. 02, 2046
Total debt, gross			$ 886	$ 650	817	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.60%	3.60%
Term of Issuance			30 years
Maturity			Aug. 01, 2047
Total debt, gross			$ 500		500
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.65%	3.65%
Term of Issuance			30 years
Maturity			Feb. 03, 2048
Total debt, gross			$ 818	$ 600	0	0
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			3.60%	3.60%
Term of Issuance			30 years
Maturity			Jul. 31, 2048
Total debt, gross			$ 450		0
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate			4.45%	4.45%
Term of Issuance			30 years
Maturity			Jan. 20, 2049
Total debt, gross			$ 886	$ 650	0	0
Canadian National series, 4.00% 50-year notes [Member]
Debt Instrument [Line Items]
Interest rate			4.00%	4.00%
Term of Issuance			50 years
Maturity			Sep. 22, 2065
Total debt, gross			$ 100		100
llinois Central series, 7.70% 100-year debentures [Member]
Debt Instrument [Line Items]
Interest rate			7.70%	7.70%
Term of Issuance			100 years
Maturity			Sep. 15, 2096
Total debt, gross			$ 170	$ 125	157	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes [Member]
Debt Instrument [Line Items]
Term of Issuance			90 years
Maturity			Jul. 14, 2094
Total debt, gross			$ 842		842
Net unamortized discount and debt issuance costs			(830)		(831)
LTD other disclosures
Discounted debt			$ 12		$ 11
Imputed interest rate			5.75%	5.75%	5.75%	5.75%